INVENTORIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Beginning balance	$ 1,101,188	$ 53,281
Addition	1,934,836	1,049,165
Less: write-off	(1,978,052)	0
Exchange rate effect	(56,520)	(1,258)
Ending balance	1,001,452	1,101,188
Discontinued Operations [Member]
Inventory [Line Items]
Beginning balance	(1,065,196)
Ending balance	(967,363)	(1,065,196)
Continuing Operations [Member]
Inventory [Line Items]
Beginning balance	35,992
Ending balance	$ 34,089	$ 35,992